UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Master Trust

Annual Report  |  April 30, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while ESG Prime Master Fund commenced operations on January 15, 2020, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 15, 2020 through April 30, 2020) also would have been in effect during the period from November 1, 2019 to April 30, 2020.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value April 30, 2020	Expenses paid during period 11/01/19 to 04/30/20[1,2]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,004.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,014.48	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,006.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).
[2]

ESG Prime Master Fund commenced operations on January 15, 2020. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 106 divided by 366 (to reflect the inception period from January 15, 2020 to April 30, 2020). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	27 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	32.9%
France	14.8
Japan	11.8
Canada	10.8
United Kingdom	6.4
Total	76.7%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	15.0
Time deposits	9.4
U.S. Treasury obligations	1.7
Liabilities in excess of other assets	(1.5)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

ESG Prime Master Fund*

Characteristics
Weighted average maturity[1]	41 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	44.1%
France	6.2
Singapore	4.7
Japan	3.4
Australia	2.4
Total	60.8%

Portfolio composition[2]
Commercial paper	67.1%
Repurchase agreements	24.5
Time deposits	5.4
Certificates of deposit	2.1
Other assets in excess of liabilities	0.9
Total	100.0%

*	Commenced operations on January 15, 2020.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. government agency obligations	49.7%
Repurchase agreements	41.4
U.S. Treasury obligations	8.9
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	51 days

Portfolio composition[2]
U.S. Treasury obligations	63.0%
Repurchase agreements	36.9
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	33 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
France	7.5
Singapore	4.1
Japan	3.7
Canada	3.4
Total	51.9%

Portfolio composition[2]
Commercial paper	58.1%
Repurchase agreements	22.1
Certificates of deposit	10.4
Time deposits	7.7
U.S. Treasury obligations	1.5
U.S. government agency obligations	1.3
Liabilities in excess of other assets	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 day	s

Portfolio composition[2]
Municipal bonds	93.9%
Tax-exempt commercial paper	6.1
Liabilities in excess of other assets	(0.0	)†
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—15.0%
Banking-non-U.S.—15.0%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$150,000,000	$150,017,866
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,043,516
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,052,841
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	18,000,000	17,984,234
1 mo. USD LIBOR + 0.230%, 1.212%, due 05/04/20[1]	75,000,000	74,932,437
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	61,000,000	60,973,950
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	43,000,000	42,973,774
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	95,000,000	95,034,275
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	100,000,000	100,005,055
3 mo. USD LIBOR + 0.100%, 1.475%, due 06/29/20[1]	100,000,000	99,986,472
3 mo. USD LIBOR + 0.080%, 1.775%, due 05/20/20[1]	95,000,000	95,005,806
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	100,000,000	99,993,347
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	95,000,000	94,961,684
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	102,000,000	101,945,265
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	96,000,000	96,048,953
3 mo. USD LIBOR + 0.300%, 1.614%, due 06/05/20[1]	42,500,000	42,505,625
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	65,000,000	65,011,946
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	70,000,000	70,033,103
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	30,000,000	29,946,269
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	95,000,000	95,048,420
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	100,000,000	99,970,087
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	95,000,000	94,996,130

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale
1 mo. USD LIBOR + 0.320%, 1.149%, due 05/14/20[1]	$42,470,000	$42,486,611
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	102,000,000	102,149,254
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	95,000,000	95,015,193
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20 [1]	91,000,000	91,013,544
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20 [1]	90,000,000	90,002,834
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 1.028%, due 05/20/20[1]	90,000,000	90,018,392
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	92,000,000	92,025,779
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	62,000,000	61,981,520
Total certificates of deposit (cost—$2,481,980,948)		2,482,164,182

Commercial paper[2]—54.3%
Asset backed-miscellaneous—19.3%
Albion Capital Corp.
0.450%, due 07/27/20	34,000,000	33,967,337
0.500%, due 07/27/20	52,000,000	51,950,045
1.016%, due 07/20/20	35,652,000	35,622,320
Antalis S.A.
0.460%, due 07/27/20	39,300,000	39,256,290
1.200%, due 07/13/20	49,620,000	49,576,855
1.710%, due 05/07/20	50,000,000	49,997,958
1.720%, due 05/05/20	25,000,000	24,999,219
Atlantic Asset Securitization LLC 0.550%, due 08/24/20	46,800,000	46,706,956
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	68,000,000	68,026,729
1.450%, due 07/02/20	53,000,000	52,971,247
Barton Capital Corp.
0.700%, due 07/22/20	50,000,000	49,942,937
0.800%, due 07/22/20	50,000,000	49,942,938
1.020%, due 06/05/20	120,000,000	119,956,800
1.120%, due 07/15/20	50,000,000	49,948,172
1.150%, due 07/20/20	37,000,000	36,958,875
1.220%, due 07/14/20	36,250,000	36,212,995
1.630%, due 05/27/20	96,000,000	95,974,152
1.700%, due 05/04/20	28,000,000	27,999,636
Chariot Funding LLC
1.100%, due 07/22/20	48,000,000	47,958,721
1.220%, due 07/09/20	25,800,000	25,781,940
1.250%, due 07/14/20	24,550,000	24,531,332
Charta LLC
1.100%, due 07/15/20	100,000,000	99,914,500
1.220%, due 07/07/20	49,250,000	49,215,859
1.330%, due 06/02/20	64,000,000	63,985,040

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Corp.
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	$37,000,000	$37,011,036
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	65,000,000	65,007,985
1.450%, due 06/30/20	35,000,000	34,975,507
Gotham Funding Corp.
1.370%, due 05/04/20	30,000,000	29,999,450
1.400%, due 07/01/20	99,000,000	98,922,763
Liberty Street Funding LLC
1.300%, due 06/01/20	35,000,000	34,989,018
1.300%, due 06/03/20	102,000,000	101,965,609
1.300%, due 07/06/20	35,000,000	34,973,358
1.350%, due 07/07/20	63,000,000	62,951,091
LMA Americas LLC
0.700%, due 07/23/20	49,700,000	49,644,336
1.350%, due 07/01/20	53,000,000	52,962,850
1.470%, due 07/02/20	21,000,000	20,984,933
1.470%, due 07/06/20	21,000,000	20,983,468
1.840%, due 07/06/20	20,000,000	19,984,255
Manhattan Asset Funding Co. LLC
1.250%, due 07/06/20	75,000,000	74,943,190
1.350%, due 06/01/20	45,000,000	44,979,880
Nieuw Amsterdam Receivables Corp.
1.090%, due 06/11/20	33,000,000	32,985,755
1.500%, due 06/08/20	22,540,000	22,531,087
Old Line Funding LLC
0.500%, due 08/31/20[3]	50,000,000	49,906,042
1 mo. USD LIBOR + 0.240%, 0.644%, due 05/01/20[1,3]	25,000,000	24,999,430
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	21,000,000	20,923,225
0.960%, due 09/08/20	40,000,000	39,919,944
1.100%, due 07/23/20[3]	50,000,000	49,955,666
3 mo. USD LIBOR, 1.109%, due 07/21/20[1,3]	24,750,000	24,746,287
1.280%, due 07/13/20	20,000,000	19,981,623
1.650%, due 08/17/20	50,000,000	49,925,063
1.690%, due 08/05/20	45,000,000	44,947,256
1.820%, due 07/16/20	35,000,000	34,986,675
1.820%, due 07/17/20[3]	30,000,000	29,976,600
1.860%, due 07/13/20	25,000,000	24,982,168
Sheffield Receivables Corp.
1.500%, due 06/01/20	35,000,000	34,989,018
1.500%, due 06/08/20	70,000,000	69,972,321
1.500%, due 06/24/20	55,000,000	54,963,700
Starbird Funding Corp. 0.050%, due 05/01/20	158,000,000	157,999,341
Thunder Bay Funding LLC
1.170%, due 09/02/20	40,000,000	39,932,917
1.820%, due 07/16/20	50,000,000	49,958,826
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	43,000,000	42,984,090
1.100%, due 07/22/20	34,000,000	33,962,609

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	$67,000,000	$66,971,753
1.350%, due 05/21/20	30,100,000	30,095,611
1.350%, due 06/10/20	50,000,000	49,979,044
1.350%, due 06/17/20	70,000,000	69,964,533

		3,189,218,166

Banking-non-U.S.—26.5%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	70,000,000	70,038,258
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	75,000,000	75,036,714
Barclays Bank PLC
0.750%, due 07/28/20	50,000,000	49,936,093
1.660%, due 05/15/20	48,000,000	47,997,400
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	70,000,000	70,023,940
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	80,000,000	80,029,862
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	61,000,000	60,981,565
BPCE SA
0.650%, due 08/31/20	50,000,000	49,939,525
0.800%, due 08/31/20	50,000,000	49,939,525
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	95,000,000	94,995,206
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	61,000,000	61,012,295
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	100,000,000	100,022,881
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	33,000,000	32,984,563
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	64,000,000	63,972,492
Credit Industriel et Commercial
0.060%, due 05/01/20	300,000,000	299,999,682
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	96,000,000	96,000,556
DBS Bank Ltd.
1.610%, due 08/21/20	32,000,000	31,943,952
1.645%, due 05/11/20	65,000,000	64,996,326
1.690%, due 07/31/20	39,000,000	38,956,944
1.890%, due 05/01/20	30,000,000	29,999,836
Dexia Credit Local SA
0.500%, due 08/04/20	120,000,000	119,956,480
0.500%, due 09/14/20	61,000,000	60,942,894
0.530%, due 09/21/20	46,000,000	45,954,368
1.590%, due 07/28/20	53,000,000	52,985,194
1.860%, due 05/22/20	40,000,000	39,998,973

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Federation Des Caisses Desjardins du Quebec
0.040%, due 05/06/20	$128,500,000	$128,498,179
0.060%, due 05/01/20	80,000,000	79,999,866
0.065%, due 05/01/20	75,000,000	74,999,875
1 mo. USD LIBOR + 0.240%, 1.233%, due 05/04/20[1,3]	170,000,000	169,996,608
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	49,000,000	49,001,151
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	97,000,000	96,927,694
Mitsubishi UFJ Trust & Banking Corp.
0.480%, due 07/28/20	69,000,000	68,921,873
1.100%, due 07/15/20	50,000,000	49,953,872
1.650%, due 05/19/20	87,000,000	86,989,945
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	91,000,000	91,016,175
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	30,000,000	29,985,966
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	92,000,000	92,016,876
3 mo. USD LIBOR, 1.176%, due 07/16/20[1,3]	105,000,000	104,984,484
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	102,000,000	102,047,758
Nordea Bank AB 0.025%, due 05/01/20	135,000,000	134,999,569
Oversea-Chinese Banking Corp. Ltd.
0.450%, due 09/09/20	103,000,000	102,675,207
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	90,000,000	90,012,924
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	65,000,000	64,824,690
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	30,000,000	29,986,228
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	90,000,000	90,020,410
Societe Generale SA
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	100,000,000	99,985,842
Sumitomo Mitsui Banking Corp. 0.370%, due 07/21/20	25,000,000	24,981,038
Sumitomo Mitsui Trust Bank Ltd.
0.060%, due 05/01/20	255,000,000	254,999,314
0.510%, due 07/29/20	34,000,000	33,960,900
1.650%, due 06/18/20	79,250,000	79,217,100
1.840%, due 05/04/20	61,000,000	60,999,268
1.860%, due 05/04/20	60,000,000	59,999,280
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	102,000,000	101,956,439

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	$77,000,000	$76,849,703
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	66,000,000	65,821,985

		4,385,275,743

Banking-U.S.—6.8%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.200%, 0.687%, due 05/27/20[1,3]	53,000,000	53,019,206
1 mo. USD LIBOR + 0.250%, 0.737%, due 05/27/20[1,3]	80,000,000	80,004,885
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	45,000,000	44,851,729
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	24,000,000	23,987,892
Citigroup Global Markets Holdings, Inc. 1.100%, due 07/15/20	49,500,000	49,473,562
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	38,000,000	38,014,185
1 mo. USD LIBOR + 0.150%, 1.135%, due 05/01/20[1,3]	60,000,000	59,798,105
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	30,000,000	29,991,838
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	25,000,000	24,976,227
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	85,000,000	84,927,453
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	96,000,000	95,931,543
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	72,750,000	72,657,811
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	100,000,000	99,995,223
ING U.S. Funding LLC
0.540%, due 09/01/20	40,000,000	39,938,964
0.800%, due 08/19/20	75,000,000	74,906,344
0.810%, due 09/22/20	75,000,000	74,876,750
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	90,000,000	89,966,417
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	90,000,000	89,974,463

		1,127,292,597

Finance-other—1.7%
CNPC Finance HK Ltd.
0.660%, due 05/06/20	125,000,000	124,993,313
0.750%, due 05/01/20	75,000,000	74,999,319
0.750%, due 05/05/20	75,000,000	74,996,646

		274,989,278
Total commercial paper (cost—$8,973,152,348)		8,976,775,784

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Time deposits—9.4%
Banking-non-U.S.—9.4%
ABN AMRO Bank NV 0.050%, due 05/01/20	$300,000,000	$300,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	189,000,000	189,000,000
Mizuho Corporate Bank Ltd. 0.060%, due 05/01/20	757,000,000	757,000,000
Natixis 0.040%, due 05/01/20	300,000,000	300,000,000
Total time deposits (cost—$1,546,000,000)		1,546,000,000

U.S. Treasury obligations—1.7%
U.S. Treasury Bills
0.204%, due 06/23/20[2]	150,000,000	149,980,677
0.203%, due 07/21/20[2]	137,000,000	136,970,716
Total U.S. Treasury obligations (cost—$286,893,852)		286,951,393

Repurchase agreements—21.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $188,104,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 (value—$204,000,020); proceeds: $200,000,111	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.030% due 05/01/20, collateralized by $74,712,036 Federal Home Loan Mortgage Corp. obligation, 4.000% due 07/01/49 and $415,236,135 Federal National Mortgage Association obligations, 3.000% due 03/01/50 (value—$510,000,001); proceeds: $500,000,417	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.170% due 05/01/20, collateralized by $7 Federal National Mortgage Association obligation, 5.381% due 02/25/40, $300 U.S. Treasury Inflation Index Note, 0.125% due 01/15/30 and $312,552,715 various asset-backed convertible bonds, 0.677% to 5.750% due 03/12/21 to 11/15/48; (value—$212,248,028); proceeds: $200,000,944	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $95,714,753 various asset-backed convertible bonds, zero coupon to 10.000% due 06/01/20 to 12/31/99 and 3,073,000 shares of various equity securities; (value—$85,943,686); proceeds: $80,000,489	80,000,000	80,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $437,010,000 U.S. Treasury Bills, zero coupon due 07/16/20 to 07/23/20 and $591,165,000 U.S. Treasury Inflation Index Note, 1.250% due 07/15/20; (value—$1,134,244,208); proceeds: $1,112,000,927	$1,112,000,000	$1,112,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $47,871,077 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 02/01/30 to 12/01/49, $276,203,670 Federal National Mortgage Association obligations, 1.690% to 7.000% due 02/01/26 to 11/01/49 and $14,677,896 Government National Mortgage Association obligations, 3.500% to 4.000% due 12/20/49 to 01/20/50; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.270% due 05/07/20, collateralized by $80,500,202 various asset-backed convertible bonds, 0.811% to 9.250% due 08/15/20 to 10/23/55 and 4,668,200 shares of various equity securities; (value—$79,925,616); proceeds: $75,001,125[4]	75,000,000	75,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $144,787,386 Government National Mortgage Association obligation, 2.500% due 04/20/50; (value—$153,000,000); proceeds: $150,000,167	150,000,000	150,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $455,708,917 Government National Mortgage Association obligations, 3.500% due 09/20/45 to 11/20/45; (value—$204,000,000); proceeds: $200,000,222	200,000,000	200,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.420% due 05/01/20, collateralized by $196,084,364 various asset-backed convertible bonds, 1.471% to 6.500% due 07/17/29 to 10/25/58; (value—$80,250,000); proceeds: $75,025,375[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $68,092,201 various asset-backed convertible bonds, zero coupon to 5.000% due 03/01/22 to 12/15/35 and 521,926 shares of various equity securities; (value—$80,250,000); proceeds: $75,041,688[4]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $21,887,522 various asset-backed convertible bonds, zero coupon to 10.000% due 05/22/20 to 06/01/48 and 19,996,049 shares of various equity securities; (value—$251,450,009); proceeds: $235,130,621[4]	$235,000,000	$235,000,000
Repurchase agreement dated 04/30/20 with Mitsubishi UFJ Securities USA, Inc., 0.030% due 05/01/20, collateralized by $30,812,746 Federal Home Loan Mortgage Corp. obligations, 3.000% to 3.500% due 10/15/37 to 04/15/54, $43,806,982 Federal National Mortgage Association obligations, 3.500% due 02/25/48 to 02/25/49 and $129,303,499 Government National Mortgage Association obligations, 2.500% to 4.000% due 10/20/38 to 10/20/48; (value—$178,500,000); proceeds: $175,000,146	175,000,000	175,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with Toronto-Dominion Bank, 0.040% due 05/01/20, collateralized by $212,291,453 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 08/01/20 to 02/01/50, $446,352,906 Federal National Mortgage Association obligations, 1.250% to 6.500% due 08/01/20 to 04/01/50 and $5,000,000 Government National Mortgage Association obligation, 2.000% due 05/20/43; (value—$204,000,000); proceeds: $200,000,222	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,477,000,000)		3,477,000,000
Total investments (cost—$16,765,027,148 which approximates cost for federal income tax purposes)—101.5%		16,768,891,359

Liabilities in excess of other assets—(1.5)%		(248,137,481)
Net assets—100.0%		$16,520,753,878

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 35.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$2,482,164,182	$—	$2,482,164,182
Commercial paper	—	8,976,775,784	—	8,976,775,784
Time deposits	—	1,546,000,000	—	1,546,000,000
U.S. Treasury obligations	—	286,951,393	—	286,951,393
Repurchase agreements	—	3,477,000,000	—	3,477,000,000
Total	$—	$16,768,891,359	$—	$16,768,891,359

At April 30, 2020, there were no transfers in or out of Level 3.

Prime Master Fund

Portfolio of investments—April 30, 2020

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 3,356,486,053, represented 20.3% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—2.1%
Banking-non-U.S.—1.7%
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.140%, 0.807%, due 05/22/20[1]	$250,000	$249,859
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.130%, 0.700%, due 05/26/20[1]	250,000	249,880
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.110%, 0.548%, due 05/29/20[1]	250,000	249,953
1.770%, due 05/15/20	500,000	500,337
		1,250,029

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	300,000	299,288
Total certificates of deposit (cost—$1,550,002)		1,549,317

Commercial paper[2]—67.1%
Asset backed-miscellaneous—34.9%
Albion Capital Corp. 0.170%, due 05/20/20	300,000	299,972
0.370%, due 07/20/20	600,000	599,500
0.393%, due 07/27/20	600,000	599,424
Antalis SA 0.455%, due 07/27/20	700,000	699,221
Atlantic Asset Securitization LLC 0.030%, due 05/01/20	1,000,000	1,000,005
0.261%, due 05/22/20	500,000	499,920
0.325%, due 06/24/20	500,000	499,752
0.357%, due 06/03/20	300,000	299,899
0.450%, due 08/04/20	400,000	399,520
Barton Capital SA 0.065%, due 05/01/20	750,000	749,999
0.360%, due 06/05/20	300,000	299,892
0.490%, due 07/14/20	500,000	499,490
CAFCO LLC 0.307%, due 07/01/20	750,000	749,603
Cancara Asset Securitisation LLC 0.188%, due 05/01/20	600,000	599,997
0.310%, due 06/05/20	300,000	299,907
Chariot Funding LLC 0.200%, due 05/21/20	750,000	749,912
0.364%, due 07/13/20	500,000	499,626
0.365%, due 07/14/20	450,000	449,658
Charta LLC 0.367%, due 07/07/20	750,000	749,480
CRC Funding LLC 0.125%, due 05/05/20	300,000	299,995
0.430%, due 07/08/20	750,000	749,382
Fairway Finance Co. LLC 0.413%, due 06/30/20	250,000	249,825
0.457%, due 07/13/20	300,000	299,718
0.613%, due 08/20/20	250,000	249,523
Gotham Funding Corp. 0.453%, due 07/01/20	500,000	499,610
0.465%, due 07/08/20	500,000	499,554

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.353%, due 06/01/20	$750,000	$749,765
LMA Americas LLC 0.109%, due 05/04/20	300,000	299,996
0.407%, due 07/01/20	250,000	249,825
0.527%, due 08/06/20	300,000	299,570
Manhattan Asset Funding Co. LLC 0.505%, due 06/02/20	1,000,000	999,537
0.515%, due 06/08/20	750,000	749,582
Nieuw Amsterdam Receivables Corp. 0.370%, due 06/11/20	250,000	249,892
0.478%, due 08/05/20	500,000	499,356
Old Line Funding LLC 0.407%, due 07/01/20	750,000	749,474
0.473%, due 07/21/20	500,000	499,461
3 mo. USD LIBOR + 0.000%, 1.109%, due 07/21/20[1,3]	250,000	249,962
Sheffield Receivables Co. LLC 0.150%, due 05/05/20	300,000	299,994
0.360%, due 06/05/20	300,000	299,892
Starbird Funding Corp. 0.150%, due 05/01/20	2,000,000	1,999,992
0.433%, due 07/09/20	500,000	499,579
Thunder Bay Funding LLC 0.317%, due 06/03/20	600,000	599,820
0.385%, due 07/16/20	250,000	249,794
Versailles Commercial Paper LLC 0.230%, due 05/07/20	300,000	299,987
0.233%, due 05/20/20	450,000	449,942
0.380%, due 06/17/20	250,000	249,873
0.477%, due 07/22/20	500,000	499,450
Victory Receivables Corp. 0.483%, due 07/09/20	750,000	749,296
0.527%, due 06/01/20	500,000	499,766

		25,686,189

Banking-non-U.S.—22.8%
ANZ New Zealand Int’l Ltd. 0.237%, due 07/15/20	1,000,000	999,500
3 mo. USD LIBOR + 0.080%, 1.299%, due 07/15/20[1,3]	250,000	249,529
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 1.940%, due 05/18/20[1,3]	300,000	299,623
Banque et Caisse d’Epargne de l’Etat 0.575%, due 09/24/20	700,000	698,357
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.210%, 0.648%, due 05/29/20[1,3]	300,000	300,105
Canadian Imperial Holdings, Inc. 0.098%, due 05/12/20	450,000	449,985
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 1.148%, due 07/22/20[1,3]	300,000	299,355
Credit Industriel et Commercial 0.330%, due 07/24/20	250,000	249,805

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
DBS Bank Ltd. 0.492%, due 08/10/20	$500,000	$499,303
0.612%, due 09/04/20	250,000	249,460
Dexia Credit Local SA 0.113%, due 07/28/20	300,000	299,916
Erste Abwicklungsanstalt 0.092%, due 05/04/20	550,000	549,994
Federation des Caisses Desjardins du Quebec 0.085%, due 05/06/20	1,500,000	1,499,979
0.592%, due 09/22/20	250,000	249,404
Mitsubishi UFJ Trust & Banking Corp. 0.425%, due 07/08/20	500,000	499,593
0.440%, due 07/17/20	750,000	749,285
MUFG Bank Ltd. 0.540%, due 06/15/20	251,000	250,827
Natixis SA 0.193%, due 06/09/20	450,000	449,904
0.310%, due 07/09/20	500,000	499,699
0.418%, due 08/03/20	250,000	249,724
Nordea Bank Abp 0.189%, due 07/10/20	500,000	499,814
0.189%, due 07/10/20	300,000	299,888
Oversea-Chinese Banking Corp. Ltd. 0.860%, due 09/09/20	750,000	747,635
Societe Generale SA 0.248%, due 06/22/20	500,000	499,818
0.347%, due 08/24/20	700,000	699,217
0.347%, due 08/24/20	600,000	599,329
Sumitomo Mitsui Banking Corp. 0.167%, due 05/19/20	250,000	249,978
0.330%, due 07/20/20	750,000	749,443
Sumitomo Mitsui Trust Bank Ltd. 0.440%, due 07/23/20	1,000,000	998,973
0.460%, due 07/29/20	1,000,000	998,850
Toronto-Dominion Bank Ltd. 0.151%, due 05/15/20	600,000	599,962
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	250,000	249,512

		16,785,766

Banking-U.S.—9.4%
ABN Amro Funding USA LLC 0.311%, due 06/01/20	600,000	599,834
0.539%, due 07/31/20	500,000	499,311
0.539%, due 07/31/20	300,000	299,587
Bedford Row Funding Corp. 0.430%, due 09/02/20	500,000	499,254
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	250,000	249,176
Citigroup Global Markets, Inc. 0.227%, due 07/07/20	500,000	499,786
0.253%, due 07/15/20	500,000	499,733
0.285%, due 10/06/20	250,000	249,685
Collateralized Commercial Paper FLEX Co. LLC 0.323%, due 07/13/20	250,000	249,834
0.400%, due 08/13/20	500,000	499,417

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	$250,000	$249,683
3 mo. USD LIBOR + 0.110%, 1.814%, due 05/14/20[1]	300,000	299,799
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.160%, 1.142%, due 05/06/20[1]	300,000	300,052
ING U.S. Funding LLC 0.300%, due 07/10/20	400,000	399,763
0.300%, due 07/15/20	500,000	499,683
0.325%, due 08/03/20	500,000	499,571
0.405%, due 08/19/20	500,000	499,376

		6,893,544
Total commercial paper (cost—$49,317,632)		49,365,499

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	1,000,000	1,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	3,000,000	3,000,000
Total time deposits (cost—$4,000,000)		4,000,000

Repurchase agreements—24.5%
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $17,999,000 U.S. Treasury Note, 1.500% due 08/31/21; (value—$18,360,031); proceeds: $18,000,010 (cost—$18,000,000)	18,000,000	18,000,000
Total investments (cost—$72,867,634 which approximates cost for federal income tax purposes)—99.1%		72,914,816

Other assets in excess of liabilities—0.9%		696,884
Net assets—100.0%		$73,611,700

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 35.

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,549,317	$—	$1,549,317
Commercial paper	—	49,365,499	—	49,365,499
Time deposits	—	4,000,000	—	4,000,000
Repurchase agreements	—	18,000,000	—	18,000,000
Total	$—	$72,914,816	$—	$72,914,816

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,897,262, represented 2.6% of the Fund’s net assets at period end.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—49.7%
Federal Farm Credit Bank
0.080%, due 10/02/20[1]	$133,000,000	$132,954,484
0.160%, due 09/28/20[1]	22,298,000	22,283,135
0.200%, due 11/06/20[1]	97,000,000	96,898,150
0.200%, due 04/19/21[1]	75,000,000	74,852,917
0.500%, due 10/05/20[1]	100,000,000	99,781,944
0.520%, due 09/11/20[1]	90,000,000	89,827,100
0.520%, due 10/16/20[1]	45,000,000	44,890,800
0.520%, due 10/28/20[1]	45,000,000	44,883,000
1 mo. USD LIBOR + 0.020%, 0.884%, due 05/09/20[2]	141,500,000	141,473,560
1.550%, due 08/04/20[1]	87,500,000	87,142,101
Federal Home Loan Bank
SOFR + 0.020%, 0.030%, due 05/01/20[2]	181,000,000	181,000,000
SOFR + 0.030%, 0.040%, due 05/01/20[2]	287,000,000	286,866,752
SOFR + 0.060%, 0.070%, due 05/01/20[2]	31,000,000	31,000,000
0.090%, due 07/24/20[1]	203,000,000	202,957,370
SOFR + 0.100%, 0.110%, due 05/01/20[2]	320,000,000	320,000,000
0.114%, due 07/29/20[1]	116,000,000	115,967,307
0.120%, due 07/22/20[1]	127,000,000	126,965,287
SOFR + 0.120%, 0.130%, due 05/01/20[2]	44,500,000	44,500,000
SOFR + 0.140%, 0.150%, due 05/01/20[2]	114,000,000	114,000,000
0.150%, due 08/19/20[1]	114,000,000	113,947,750
0.160%, due 09/18/20[1]	128,000,000	127,920,356
SOFR + 0.160%, 0.170%, due 05/01/20[2]	114,000,000	114,000,000
0.170%, due 08/31/20[1]	95,000,000	94,945,269
0.172%, due 06/15/20[1]	75,000,000	74,984,063
0.180%, due 10/01/20[1]	31,670,000	31,645,772
0.190%, due 10/02/20[1]	114,000,000	113,907,343
0.190%, due 11/03/20[1]	123,000,000	122,879,255
0.190%, due 01/11/21[1]	100,000,000	99,865,417
0.200%, due 07/15/20[1]	136,000,000	135,943,333
0.200%, due 09/18/20[1]	38,000,000	37,970,444
0.200%, due 11/06/20[1]	318,000,000	317,666,100
0.200%, due 04/29/21[1]	71,000,000	70,856,817
0.210%, due 04/23/21[1]	75,000,000	74,843,813
SOFR + 0.230%, 0.240%, due 05/01/20[2]	448,000,000	448,000,000
0.240%, due 08/03/20[1]	100,000,000	99,937,333
0.240%, due 01/06/21[1]	53,000,000	52,911,667
SOFR + 0.240%, 0.250%, due 05/01/20[2]	188,000,000	188,017,766
0.250%, due 07/01/20[1]	28,000,000	27,988,139
0.261%, due 07/15/20[1]	76,000,000	75,958,675
0.280%, due 07/22/20[1]	9,300,000	9,294,069
0.280%, due 11/24/20[1]	72,000,000	71,884,080
0.290%, due 09/01/20[1]	181,000,000	180,820,659
0.310%, due 09/11/20	90,000,000	89,991,136
0.340%, due 11/16/20[1]	113,000,000	112,787,623
0.350%, due 12/29/20[1]	200,000,000	199,529,444

	Face amount	Value
U.S. government agency obligations—(concluded)
1 mo. USD LIBOR – 0.050%, 0.437%, due 05/27/20[2]	$49,000,000	$49,000,000
0.550%, due 05/07/20[1]	26,830,000	26,827,541
1 mo. USD LIBOR – 0.040%, 0.678%, due 05/18/20[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.015%, 0.703%, due 05/20/20[2]	141,000,000	141,000,000
1 mo. USD LIBOR – 0.040%, 0.711%, due 05/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.070%, 0.759%, due 05/12/20[2]	102,000,000	102,000,000
1 mo. USD LIBOR – 0.030%, 0.799%, due 05/12/20[2]	47,000,000	47,000,000
1 mo. USD LIBOR – 0.040%, 0.824%, due 05/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.020%, 0.901%, due 05/08/20[2]	170,000,000	170,000,000
1 mo. USD LIBOR + 0.060%, 1.045%, due 05/07/20[2]	148,000,000	148,000,000
1 mo. USD LIBOR + 0.065%, 1.058%, due 05/02/20[2]	97,500,000	97,500,000
1.530%, due 05/01/20[1]	87,000,000	87,000,000
1.550%, due 05/08/20[1]	125,000,000	124,962,326
1.560%, due 06/03/20[1]	50,000,000	49,928,500
1.560%, due 07/15/20[1]	40,000,000	39,870,000
1.565%, due 05/20/20[1]	62,000,000	61,948,790
1.565%, due 07/06/20[1]	88,000,000	87,747,513
1.569%, due 05/06/20[1]	50,000,000	49,989,104
1.569%, due 05/22/20[1]	35,000,000	34,967,966
1.570%, due 05/06/20[1]	50,000,000	49,989,097
1.570%, due 06/01/20[1]	66,000,000	65,910,772
1.570%, due 06/12/20[1]	82,878,000	82,726,195
1.570%, due 07/31/20[1]	89,000,000	88,646,794
1.571%, due 05/08/20[1]	85,000,000	84,974,035
1.573%, due 05/01/20[1]	95,000,000	95,000,000
1.590%, due 06/17/20	4,000,000	3,999,943
1.590%, due 08/10/20[1]	54,000,000	53,759,115
1.595%, due 06/26/20[1]	48,000,000	47,880,907
1.600%, due 05/22/20[1]	138,500,000	138,370,733
1.600%, due 06/02/20[1]	41,000,000	40,941,689
1.605%, due 05/20/20[1]	29,900,000	29,874,672
Federal Home Loan Mortgage Corp.
SOFR + 0.005%, 0.015%, due 05/01/20[2]	146,000,000	146,000,000
SOFR + 0.010%, 0.020%, due 05/01/20[2]	200,000,000	200,000,000
0.130%, due 08/19/20[1]	139,000,000	138,944,786
0.140%, due 08/20/20[1]	98,000,000	97,957,697
Federal National Mortgage Association
SOFR + 0.040%, 0.050%, due 05/01/20[2]	215,000,000	215,000,000
0.180%, due 08/13/20[1]	24,500,000	24,487,260
0.190%, due 09/16/20[1]	116,000,000	115,915,513
0.220%, due 09/02/20[1]	22,000,000	21,983,329
0.280%, due 07/15/20[1]	87,000,000	86,949,250
1.555%, due 05/15/20[1]	87,000,000	86,947,389
Total U.S. government agency obligations (cost—$8,832,741,146)		8,832,741,146

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—8.9%
U.S. Treasury Bills
0.107%, due 08/04/20[1]	$155,000,000	$154,957,052
0.107%, due 08/20/20[1]	105,000,000	104,965,844
0.122%, due 09/15/20[1]	200,000,000	199,908,666
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	46,000,000	45,999,317
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	143,000,000	142,922,595
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	97,000,000	97,087,978
1.375%, due 08/31/20	109,000,000	108,909,326
1.375%, due 09/15/20	47,000,000	46,985,058
1.375%, due 09/30/20	63,500,000	63,425,093
1.375%, due 10/31/20	56,000,000	56,168,465
1.500%, due 05/31/20	40,000,000	39,996,260
1.625%, due 07/31/20	46,000,000	46,005,391
1.625%, due 10/15/20	152,000,000	152,240,953
1.750%, due 11/15/20	44,000,000	44,053,546
2.000%, due 09/30/20	72,000,000	72,345,682
2.000%, due 11/30/20	39,000,000	39,357,429
2.000%, due 01/15/21	39,000,000	39,442,627
2.625%, due 08/15/20	116,000,000	116,330,974
Total U.S. Treasury obligations (cost—$1,571,102,256)		1,571,102,256

Repurchase agreements—41.4%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,009,190,000 U.S. Treasury Bills, zero coupon due 07/23/20 to 01/28/21, $1,113,395,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25 and $3,488,770,000 U.S. Treasury Notes, 0.125% to 2.250% due 12/31/21 to 12/31/24; (value—$6,788,106,544); proceeds: $6,655,005,546	6,655,000,000	6,655,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $120,791,886 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 12/01/34 to 03/01/50 and $296,342,720 Federal National Mortgage Association obligations, 2.500% to 6.500% due 02/01/26 to 03/01/50; (value—$306,000,000); proceeds: $300,004,833[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.260% due 07/29/20, collateralized by $79,750,780 Federal Home Loan Mortgage Corp. obligations, 2.718% to 5.736% due 10/15/32 to 10/15/47, $1,917,297,148 Federal National Mortgage Association obligations, zero coupon to 6.303% due 02/25/33 to 12/25/49 and $825,234,566 Government National Mortgage Association obligations, 0.030% to 6.082% due 05/20/37 to 05/16/58; (value—$103,000,000); proceeds: $100,020,944[3]	$100,000,000	$100,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.130% due 06/04/20, collateralized by $237,436,727 Federal Home Loan Mortgage Corp. obligations, 1.600% to 5.000% due 12/15/29 to 02/25/50 and $149,937,870 Federal National Mortgage Association obligations, 1.500% to 4.000% due 06/25/30 to 09/25/59; (value—$306,000,000); proceeds: $300,120,250[3]	300,000,000	300,000,000
Total repurchase agreements (cost—$7,355,000,000)		7,355,000,000
Total investments (cost—$17,758,843,402 which approximates cost for federal income tax purposes)—100.0%		17,758,843,402

Other assets in excess of liabilities—0.0%†		3,831,968
Net assets—100.0%		$17,762,675,370

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 35.

Government Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$8,832,741,146	$—	$8,832,741,146
U.S. Treasury obligations	—	1,571,102,256	—	1,571,102,256
Repurchase agreements	—	7,355,000,000	—	7,355,000,000
Total	$—	$17,758,843,402	$—	$17,758,843,402

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—63.0%
U.S. Treasury Bills 0.048%, due 05/05/20[1]	$169,000,000	$168,991,128
0.055%, due 05/07/20[1]	300,000,000	299,998,750
0.055%, due 05/28/20[1]	164,000,000	163,805,660
0.065%, due 05/12/20[1]	250,000,000	249,981,934
0.069%, due 06/25/20[1]	736,275,000	736,275,000
0.076%, due 05/26/20[1]	1,357,400,000	1,357,400,000
0.084%, due 06/09/20[1]	300,000,000	299,916,800
0.086%, due 07/23/20[1]	300,000,000	299,928,758
0.086%, due 07/28/20[1]	300,000,000	299,879,000
0.092%, due 06/02/20[1]	498,000,000	497,959,227
0.093%, due 06/04/20[1]	270,000,000	269,969,273
0.096%, due 07/21/20[1]	272,000,000	271,879,436
0.106%, due 06/16/20[1]	518,000,000	517,930,226
0.106%, due 10/08/20[1]	31,140,000	31,117,856
0.114%, due 07/14/20[1]	360,000,000	359,917,120
0.116%, due 09/24/20[1]	200,000,000	199,945,656
0.119%, due 08/04/20[1]	945,000,000	944,707,610
0.119%, due 09/15/20[1]	600,000,000	599,734,753
0.125%, due 07/09/20[1]	600,000,000	599,857,975
0.142%, due 08/27/20[1]	798,230,000	797,895,187
0.142%, due 03/25/21[1]	250,000,000	249,760,833
0.151%, due 09/08/20[1]	408,000,000	407,779,222
0.152%, due 09/22/20[1]	250,000,000	249,880,000
0.237%, due 06/23/20[1]	455,000,000	454,836,977
0.267%, due 05/21/20[1]	627,000,000	626,941,056
0.341%, due 09/10/20[1]	309,000,000	308,656,433
0.719%, due 08/20/20[1]	478,000,000	477,129,523
0.918%, due 08/06/20[1]	351,000,000	350,411,625
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.043%, 0.168%, due 05/01/20[2]	600,000,000	599,943,574
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	254,000,000	253,875,643
3 mo.Treasury money market yield + 0.140%, 0.239%, due 05/01/20[2]	200,000,000	200,012,117
3 mo.Treasury money market yield + 0.115%, 0.240%, due 05/01/20[2]	735,000,000	734,682,974
3 mo.Treasury money market yield + 0.139%, 0.264%, due 05/01/20[2]	500,000,000	499,901,278
3 mo.Treasury money market yield + 0.154%, 0.279%, due 05/01/20[2]	250,000,000	249,850,881
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	605,000,000	605,351,016
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	486,784,000	487,117,869
1.375%, due 05/31/20	157,000,000	156,971,194
1.375%, due 08/31/20	235,000,000	234,805,704
1.375%, due 09/15/20	377,500,000	377,242,394

	Face amount	Value
U.S. Treasury obligations—(concluded)
1.375%, due 09/30/20	$279,000,000	$279,676,866
1.375%, due 10/31/20	345,000,000	345,158,505
1.500%, due 05/31/20	236,000,000	235,977,863
1.500%, due 07/15/20	150,000,000	149,979,613
1.625%, due 06/30/20	371,000,000	370,988,776
1.625%, due 07/31/20	104,000,000	104,012,188
1.625%, due 10/15/20	339,000,000	339,569,665
1.750%, due 10/31/20	250,000,000	250,311,966
1.750%, due 11/15/20	88,000,000	88,107,091
1.875%, due 06/30/20	100,000,000	100,032,577
2.000%, due 07/31/20	125,000,000	125,121,663
2.000%, due 09/30/20	466,000,000	467,323,088
2.000%, due 11/30/20	89,000,000	89,815,672
2.000%, due 01/15/21	89,000,000	90,010,097
2.125%, due 08/31/20	150,000,000	150,253,958
2.250%, due 03/31/21	30,000,000	30,589,373
2.375%, due 04/15/21	150,000,000	153,257,867
2.500%, due 05/31/20	401,000,000	401,284,728
2.500%, due 06/30/20	150,000,000	150,212,674
2.500%, due 12/31/20	150,000,000	152,480,213
2.500%, due 01/31/21	199,000,000	202,594,857
2.625%, due 07/31/20	250,000,000	250,600,508
2.625%, due 08/15/20	503,000,000	504,441,374
2.625%, due 11/15/20	150,000,000	152,077,374
2.750%, due 09/30/20	119,000,000	119,683,558
3.500%, due 05/15/20	125,000,000	125,092,926
Total U.S. Treasury obligations (cost—$21,920,896,702)		21,920,896,702

Repurchase agreements—36.9%
Repurchase agreement dated 04/30/20 with Barclays Capital, Inc., 0.020% due 05/01/20, collateralized by $632,000,900 U.S. Treasury Bonds, 2.750% to 4.375% due 05/15/41 to 08/15/42 and $4,437,605,100 U.S. Treasury Notes, 1.500% to 2.875% due 09/15/22 to 05/15/29; (value—$5,814,000,024); proceeds: $5,700,003,167	5,700,000,000	5,700,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.030% due 05/01/20, collateralized by $1,217,200 U.S. Treasury Bills, zero coupon due 07/28/20 to 04/22/21, $179,536,935 U.S. Treasury Bonds, 2.375% to 8.750% due 08/15/20 to 11/15/49, $48,858,500 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/43, $53,390,535 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/21 to 11/15/46, $1,616,600 U.S. Treasury Inflation Index Bonds, 0.875% to 3.875% due 01/15/25 to 02/15/47, $119,342,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 and $140,239,600 U.S. Treasury Notes, 0.170% to 2.875% due 10/31/20 to 02/15/30; (value—$612,000,000); proceeds: $600,000,500

	600,000,000	600,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,292,090,000 U.S. Treasury Inflation Index Notes, 0.250% to 1.250% due 07/15/20 to 01/15/25 and $1,058,220,000 U.S. Treasury Notes, 1.125% to 2.000% due 01/31/25 to 02/28/25; (value—$3,763,804,911); proceeds: $3,690,003,075	$3,690,000,000	$3,690,000,000
Repurchase agreement dated 04/28/20 with Goldman Sachs & Co., 0.010% due 05/05/20, collateralized by $6,412,599 U.S. Treasury Bond STRIP, zero coupon due 02/15/36, $580,000 U.S. Treasury Inflation Index Note, 0.375% due 01/15/27 and $191,874,900 U.S. Treasury Notes, 2.125% to 2.500% due 06/30/20 to 05/15/27; (value—$204,000,000); proceeds: $200,000,389	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC, 0.020% due 05/01/20, collateralized by $91,539,599 U.S. Treasury Bonds, 3.375% to 4.375% due 05/15/40 to 11/15/48 and $333,885,600 U.S. Treasury Notes, 2.250% to 2.500 due 01/31/24 to 11/15/24; (value—$510,000,000); proceeds: $500,000,278	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $13,088,500 U.S. Treasury Bill, zero coupon due 06/11/20 and $483,861.45 U.S. Treasury Bond STRIP, zero coupon due 02/15/40; (value—$13,464,058); proceeds: $13,200,007	13,200,000	13,200,000
Repurchase agreement dated 04/30/20 with Mizuho Securities USA LLC, 0.020% due 05/01/20, collateralized by $153,010,300 U.S. Treasury Bills, zero coupon due 05/26/20 to 06/04/20; (value—$153,000,095); proceeds: $150,000,083	150,000,000	150,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Americas Inc., 0.020% due 05/04/20, collateralized by $9,608,000 U.S. Treasury Bonds, 3.875% due 08/15/40, $115,020,000 U.S. Treasury Inflation Index Notes, 0.375% due 07/15/23, $99,998,800 U.S. Treasury Notes, 2,875% due 11/30/23; (value—$255,000,096); Proceeds: $250,000,972	250,000,000	250,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with MUFG Securities Americas Inc., 0.020% due 05/01/20, collateralized by $25,938,000 U.S. Treasury Bonds, 2.875% due 08/15/45, $9,189,888 U.S. Treasury Bonds STRIP zero coupon due 2/15/44, $204,229,600 U.S. Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/22 to 01/15/27, $342,049,700 U.S. Treasury Notes, 1.125% to 3.125% due 11/30/20 to 5/15/48; (value—$561,000,000); Proceeds: $550,000,306	$550,000,000	$550,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Canada Ltd., 0.020% due 05/04/20, collateralized by $4,294,100 U.S. Treasury Bill, zero coupon due 01/28/21, $70,010,900 U.S. Treasury Bonds, 2.750% to 3.000% due 05/15/42 to 08/15/42, $94,646,700 U.S. Treasury Inflation Index Notes, 0.250% to 0.625% due 01/15/24 to 07/15/29, $100,171,000 U.S. Treasury Notes, 0.250% to 3.125% due 05/31/21 to 11/15/29; (value—$306,000,015); Proceeds: $300,001,167	300,000,000	300,000,000
Repurchase agreement dated 04/30/20 with MUFG Securities Canada Ltd., 0.020% due 05/01/20, collateralized by $347,235,500 U.S. Treasury Bonds, 2.500% to 4.250% due 05/15/39 to 02/15/45, $200 U.S. Treasury Inflation Index Notes, 0.250% due 07/15/29, $317,674,200 U.S. Treasury Notes, 1.125% to 3.125% due 09/30/21 to 11/15/28; (value—$918,000,120); Proceeds: $900,000,500	900,000,000	900,000,000
Total repurchase agreements (cost—$12,853,200,000)		12,853,200,000
Total investments (cost—$34,774,096,702 which approximates cost for federal income tax purposes)—99.9%		34,774,096,702

Other assets in excess of liabilities—0.1%		29,624,071
Net assets—100.0%		$34,803,720,773

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 35.

Treasury Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$21,920,896,702	$—	$21,920,896,702
Repurchase agreements	—	12,853,200,000	—	12,853,200,000
Total	$—	$34,774,096,702	$—	$34,774,096,702

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—10.4%
Banking-non-U.S. —9.4%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$50,000,000	$50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce 1.155%, due 05/07/20[1]	8,000,000	7,999,965
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	35,000,000	35,000,000
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	33,000,000	33,000,000
1.850%, due 06/10/20	35,000,000	35,000,000
Oversea Chinese Banking 1.630%, due 08/19/20	15,000,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	35,000,000	35,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20[1]	30,000,000	30,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	28,000,000	28,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	$22,000,000	$22,000,000

		705,999,965

Banking-U.S.—1.0%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	21,000,000	21,000,000
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	16,000,000	16,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	9,700,000	9,700,000
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	30,000,000	30,000,000

		76,700,000
Total certificates of deposit (cost—$782,699,965)		782,699,965

Commercial paper[2]—58.1%
Asset backed-miscellaneous—25.2%
Albion Capital Corp. 1.016%, due 07/20/20	16,000,000	15,964,444
Albion Capital Corp. SA/Albion Capital LLC 0.450%, due 07/27/20	15,000,000	14,983,687
0.500%, due 07/27/20	22,981,000	22,953,231
Antalis SA 1.200%, due 07/13/20	22,000,000	21,946,467
1.720%, due 05/05/20	10,000,000	9,998,089
Atlantic Asset Securitization LLC
1.017%, due 07/17/20	25,750,000	25,694,924
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	24,000,000	24,000,000
1.100%, due 09/03/20	30,200,000	30,084,653
1.450%, due 07/02/20	22,000,000	21,945,061
Barton Capital Corp. 1.630%, due 05/27/20	29,000,000	28,965,861
1.700%, due 05/04/20	11,000,000	10,998,442
Barton Capital SA 0.150%, due 05/01/20	25,000,000	25,000,000
1.020%, due 06/05/20	46,000,000	45,954,383
1.220%, due 07/14/20	59,500,000	59,350,787
Barton Capitall SA 1.200%, due 07/21/20	45,000,000	44,878,500
Chariot Funding LLC 1.100%, due 07/22/20	22,000,000	21,944,878
1.250%, due 07/13/20	9,500,000	9,475,920
1.650%, due 07/17/20	40,000,000	39,858,833
Charta LLC 1.250%, due 07/02/20	30,000,000	29,935,417
1.330%, due 06/02/20	27,000,000	26,968,080
Fairway Finance Co. LLC 0.920%, due 08/04/20	50,000,000	49,878,611
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	15,000,000	15,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1.450%, due 06/30/20	$14,750,000	$14,714,354
Gotham Funding Corp. 1.120%, due 07/08/20	49,500,000	49,395,280
1.370%, due 05/04/20	12,666,000	12,664,554
1.400%, due 07/01/20	41,500,000	41,401,553
Liberty Street Funding LLC 1.300%, due 06/01/20	14,250,000	14,234,048
1.300%, due 06/03/20	48,000,000	47,942,800
1.300%, due 07/06/20	15,000,000	14,964,250
1.350%, due 07/07/20	27,000,000	26,932,162
1.650%, due 05/15/20	50,000,000	49,967,917
LMA Americas LLC 1.300%, due 07/06/20	28,000,000	27,933,267
1.350%, due 07/01/20	22,000,000	21,949,675
1.400%, due 07/02/20	50,000,000	49,879,444
1.470%, due 07/02/20	9,000,000	8,977,215
1.470%, due 07/06/20	9,000,000	8,975,745
1.690%, due 08/03/20	25,000,000	24,889,681
Manhattan Asset Funding Co. LLC 0.370%, due 07/10/20	100,000,000	99,928,056
1.350%, due 06/01/20	25,000,000	24,970,937
Nieuw Amsterdam Receivables Corp. 1.090%, due 06/11/20	13,000,000	12,983,862
1.500%, due 06/08/20	9,500,000	9,484,958
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	33,000,000	33,000,000
0.960%, due 09/08/20	20,000,000	19,930,667
1.150%, due 07/21/20	42,750,000	42,639,384
1.280%, due 07/13/20	30,000,000	29,922,133
1.690%, due 08/05/20	17,000,000	16,923,387
1.710%, due 08/04/20[3]	35,000,000	34,842,062
1.820%, due 07/16/20	15,000,000	14,942,367
Sheffield Receivables Co. LLC 1.500%, due 06/01/20	15,000,000	14,980,625
1.500%, due 06/08/20	30,000,000	29,952,500
1.500%, due 06/24/20	25,000,000	24,943,750
Starbird Funding Corp. 0.050%, due 05/01/20	55,000,000	55,000,000
1.070%, due 07/09/20	72,550,000	72,401,212
Thunder Bay Funding LLC 1.170%, due 09/02/20	35,000,000	34,858,950
1.370%, due 07/07/20	50,000,000	49,872,514
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	20,000,000	20,000,000
1.017%, due 06/09/20	15,000,000	14,983,750
1.100%, due 07/22/20	15,500,000	15,461,164
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	15,000,000	15,000,000
1.350%, due 06/17/20	54,750,000	54,653,503
1.350%, due 07/08/20	40,000,000	39,898,000
1.550%, due 05/20/20	34,500,000	34,471,777
Victory Receivables Corp. 1.400%, due 07/07/20	50,000,000	49,869,722

		1,889,517,493

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—22.9%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	$22,000,000	$22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 0.873%, due 05/21/20[1,3]	15,000,000	14,999,459
Banque et Caisse d’Epargne de L’Etat 1.630%, due 08/17/20	37,000,000	36,819,070
Barclays Bank PLC 1.660%, due 05/15/20	27,000,000	26,982,570
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	23,000,000	23,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	22,000,000	22,000,000
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	23,000,000	23,000,000
Credit Industriel et Commercial 1.650%, due 07/24/20	15,000,000	14,942,250
DBS Bank Ltd. 1.210%, due 09/04/20	59,750,000	59,496,959
1.610%, due 08/21/20	12,000,000	11,939,893
1.645%, due 05/11/20	24,000,000	23,989,033
1.690%, due 07/31/20	14,000,000	13,940,193
1.890%, due 05/01/20	50,000,000	50,000,000
Dexia Credit Local SA 0.500%, due 09/14/20	28,000,000	27,948,278
0.530%, due 09/21/20	21,000,000	20,956,717
0.640%, due 08/10/20	70,000,000	69,874,311
1.590%, due 07/28/20	35,000,000	34,863,967
1.860%, due 05/22/20	20,000,000	19,978,300
Erste Abwicklungsanstalt 1.630%, due 07/20/20	24,000,000	23,913,067
Federation des Caisses Desjardins du Quebec 0.040%, due 05/06/20	50,000,000	49,999,722
0.060%, due 05/01/20	20,000,000	20,000,000
0.065%, due 05/01/20	25,000,000	25,000,000
3 mo. USD LIBOR + 0.100%, 1.099%, due 06/09/20[1,3]	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	17,000,000	16,999,358
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	37,000,000	37,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.480%, due 07/28/20	$31,000,000	$30,963,627
1.650%, due 05/19/20	33,000,000	32,972,775
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.000%, 1.176%, due 07/16/20[1,3]	36,000,000	36,000,000
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.600%, due 05/27/20	47,250,000	47,195,400
Nordea Bank AB 0.025%, due 05/01/20	43,000,000	43,000,000
Oversea-Chinese Banking Corp. Ltd. 0.450%, due 09/09/20	46,250,000	46,174,265
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	24,000,000	24,000,000
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	25,000,000	25,000,000
Societe Generale SA 0.550%, due 08/24/20	35,000,000	34,938,507
0.700%, due 08/24/20	24,700,000	24,644,768
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp. 0.730%, due 07/20/20	49,250,000	49,170,105
Sumitomo Mitsui Trust Bank Ltd. 0.060%, due 05/01/20	125,000,000	125,000,000
0.510%, due 07/23/20	35,000,000	34,958,846
1.840%, due 05/04/20	21,000,000	20,996,780
1.860%, due 05/04/20	20,000,000	19,996,900
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	40,000,000	40,000,000

		1,713,655,120

Banking-U.S.—8.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.150%, 1.193%, due 07/23/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	16,750,000	16,750,000

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	$11,000,000	$11,000,000
Citigroup Global Markets, Inc. 1.250%, due 07/07/20	49,500,000	49,384,844
Collateralized Commercial Paper FLEX Co. LLC
3 mo. USD LIBOR + 0.130%, 0.898%, due 06/11/20[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	20,000,000	20,000,000
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	29,000,000	29,000,000
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	27,000,000	27,000,000
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	35,000,000	35,000,000
Credit Industriel et Commercial 0.060%, due 05/01/20	125,000,000	125,000,000
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	35,000,000	35,000,000
ING U.S. Funding LLC 0.540%, due 09/01/20	18,000,000	17,966,790
0.890%, due 08/19/20	74,500,000	74,297,401
1.017%, due 08/03/20	19,300,000	19,249,606
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	30,000,000	30,000,000

		644,648,641

Finance-other—1.4%
CNPC Finance HK Ltd. 0.660%, due 05/06/20	55,000,000	54,994,959
0.750%, due 05/05/20	50,000,000	49,995,833

		104,990,792
Total commercial paper (cost—$4,352,812,046)		4,352,812,046

Time deposits—7.7%
Banking-non-U.S.—7.7%
ABN Amro Bank NV 0.050%, due 05/01/20	70,000,000	70,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	129,000,000	129,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	250,000,000	250,000,000
Natixis 0.040%, due 05/01/20	125,000,000	125,000,000
Total time deposits (cost—$574,000,000)		574,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—1.3%
Federal Home Loan Bank
SOFR + 0.230%, 0.240%, due 05/01/20[1]	$50,000,000	$50,000,000
1.597%, due 05/22/20[2]	50,000,000	49,954,237
Total U.S. government agency obligations (cost—$99,954,237)		99,954,237

U.S. Treasury obligations—1.5%
U.S. Treasury Bills 0.203%, due 07/21/20	55,000,000	54,975,250
0.204%, due 06/23/20	60,000,000	59,982,201
Total U.S. Treasury obligations (cost—$114,957,451)		114,957,451

Repurchase agreements—22.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $95,793,700 U.S. Treasury Inflation Note, 0.125% due 01/15/23 to 04/15/25; (value—$102,000,073); proceeds: $100,000,056	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $19,927,649 various asset-backed convertible bonds, zero coupon to 11.500% due 01/07/20 to 02/25/30; (value—$16,050,690); proceeds: $15,000,092	15,000,000	15,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.040% due 05/01/20, collateralized by $69,713,000 Federal Home Loan Bank obligations, zero coupon to 4.100% due 05/15/20 to 10/24/33, $500 Federal Home Loan Mortgage Corp., zero coupon due 12/11/25, $1,062,000 Federal National Mortgage Association obligations, 1.875% due 04/05/22, $350,000 Federal Farm Credit Bank obligation, 3.170% to 3.980% due 06/29/32 to 04/05/38, $81,500 U.S. Treasury Bond, 6.250% due 08/15/23, $119,500 U.S. Treasury Inflation Index Note, 0.125% due 07/15/22, $5,010,700 U.S. Treasury Notes, 1.375% to 2.750% due 09/15/20 to 05/31/23, $26,902,863 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/22 to 11/15/46 and $2,362,182 various asset-backed convertible bonds, zero coupon due 05/22/25 to 09/30/26; (value—$102,021,805); proceeds: $100,000,111

	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $478,775,000 U.S. Treasury Bills, zero coupon due 09/15/20 to 01/28/21 and $200,000,000 U.S. Treasury Inflation Index Notes, 1.125% due 1/15/21; (value—$714,002,354); proceeds: $700,000,583	700,000,000	700,000,000

	Face amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/20 with Goldman Sachs & Co., 0.200% due 05/01/20, collateralized by $4,455,000, Federal Home Loan Bank obligations zero coupon to 4.300% due 05/08/2020 to 12/16/2044, $7,525,000 Federal Home Loan Mortgage Corp. zero coupon to 1.375% due 05/01/2020 to 07/15/2032, $700,000 Federal National Mortgage Association 2.625% due 09/06/2024, $113,005,000 U.S. Treasury Inflation Index Note, 0.625% due 01/15/24, $4,379,635 U.S. Treasury Bond STRIP, zero coupon due 02/15/37 and $5,897,700 U.S. Treasury Bond Principal STRIP, zero coupon due 02/15/31 (value—$150,144,005); proceeds: $147,200,082

	$147,200,000	$147,200,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $207,219,270 Federal Home Loan Mortgage Corp., 2.500% to 6.000% due 08/01/28 to 03/01/50 and $37,031,846 Federal National Mortgage Association, 2.500% to 6.000% due 08/01/29 to 12/01/47; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC., 0.040% due 05/01/20, collateralized by $64,847,591 Federal Home Loan Mortgage Corp., 3.000% to 7.000% due 05/01/27 to 03/01/50, $506,257,907 Federal National Mortgage Association, 2.500% to 7.000% due 09/01/22 to 05/01/50 and $3,563,891 Government National Mortgage Association obligations, 4.500% to 5.500% due 05/20/33 to 10/20/47; (value—$306,000,000); proceeds: $300,000,333	300,000,000	300,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OFR + 0.65%, 0.690% due 08/03/20, collateralized by 9,477,859 shares of Convertible Bond; (value—$26,750,001); proceeds: $25,013,896[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.690% due 08/03/20, collateralized by 24,642,433 shares of Convertible Bond; (value—$69,550,002); proceeds: $65,036,129[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$1,652,200,000)		1,652,200,000
Total investments (cost—$7,576,623,699 which approximates cost for federal income tax purposes)—101.1%		7,576,623,699

Liabilities in excess of other assets—(1.1)%		(81,392,809)
Net assets—100.0%		$7,495,230,890

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 35.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$782,699,965	$—	$782,699,965
Commercial paper	—	4,352,812,046	—	4,352,812,046
Time deposits	—	574,000,000	—	574,000,000
U.S. government agency obligations	—	99,954,237	—	99,954,237
U.S. Treasury obligations	—	114,957,451	—	114,957,451
Repurchase agreements	—	1,652,200,000	—	1,652,200,000
Total	$—	$7,576,623,699	$—	$7,576,623,699

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,124,590,879, represented 15.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—93.9%
Alaska—0.6%
Alaska International Airports Revenue Refunding (System), Series A, 0.230%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 0.140%, VRD	8,825,000	8,825,000

		16,170,000

Arizona—0.1%
Arizona Industrial Development Authority Revenue (Phoenix Childrens), Series A, 0.150%, VRD	1,325,000	1,325,000

California—4.8%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.130%, VRD	6,500,000	6,500,000
City of Riverside, Electric Revenue Refunding, Series A, 0.170%, VRD	5,600,000	5,600,000
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 0.100%, VRD [1]	1,350,000	1,350,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 05-21), Series A, 0.100%, VRD[1]	7,540,000	7,540,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.100%, VRD	14,198,000	14,198,000
Los Angeles Department of Water & Power System Revenue Refunding, Subseries A-3, 0.130%, VRD	3,400,000	3,400,000
State of California Kindergarten, GO Bonds,
Series A1, 0.100%, VRD	35,500,000	35,500,000
Series A2, 0.100%, VRD	6,690,000	6,690,000
Series B2, 0.100%, VRD	100,000	100,000
Series B3, 0.090%, VRD	10,265,000	10,265,000
State of California, GO Bonds,
Series A-1, 0.140%, VRD	2,800,000	2,800,000
Series B, Subseries B-5, 0.120%, VRD	15,805,000	15,805,000
Series B-1, 0.100%, VRD	2,300,000	2,300,000

	Face amount	Value
Municipal bonds—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.100%, VRD	$12,000,000	$12,000,000

		124,048,000

Colorado—3.8%
Denver City & County Certificates of Participation Revenue Refunding,
Series A1, 0.170%, VRD	32,205,000	32,205,000
Series A2, 0.170%, VRD	25,955,000	25,955,000
Series A3, 0.170%, VRD	38,300,000	38,300,000

		96,460,000

Connecticut—1.0%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.100%, VRD	26,355,000	26,355,000

District of Columbia—0.4%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.230%, VRD	11,000,000	11,000,000

Florida—1.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System),
Series C, 0.250%, VRD	8,000,000	8,000,000
Series D, 0.200%, VRD	1,500,000	1,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.230%, VRD	32,800,000	32,800,000

		42,300,000

Georgia—0.3%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,047,088

Idaho—0.4%
Idaho Tax Anticipation Notes, GO Bonds 3.000%, due 06/30/20	10,000,000	10,027,584

Illinois—6.0%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.220%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.260%, VRD	12,500,000	12,500,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.250%, VRD	$19,700,000	$19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.220%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.260%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.230%, VRD	6,900,000	6,900,000
0.230%, VRD	8,450,000	8,450,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.140%, VRD	19,380,000	19,380,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.240%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.230%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.240%, VRD	34,687,000	34,687,000

		153,687,000

Indiana—3.9%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.260%, VRD	24,295,000	24,295,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.240%, VRD	3,500,000	3,500,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.210%, VRD	65,900,000	65,900,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 0.250%, VRD	7,500,000	7,500,000

		101,195,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue, Series A, 3.000%, due 06/25/20	5,030,000	5,041,925

Maryland—1.9%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.250%, VRD	33,570,000	33,570,000

	Face amount	Value
Municipal bonds—(continued)
Maryland—(continued)
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.150%, VRD	$14,580,000	$14,580,000

		48,150,000

Massachusetts—1.0%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,010,715
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.050%, VRD	8,000,000	8,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.200%, VRD	5,900,000	5,900,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.190%, VRD	5,255,000	5,255,000

		26,165,715

Michigan—0.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.150%, VRD	18,600,000	18,600,000

Minnesota—0.4%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.200%, VRD	10,535,000	10,535,000

Mississippi—6.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.140%, VRD	7,595,000	7,595,000
Series A, 0.140%, VRD	9,230,000	9,230,000
Series B, 0.140%, VRD	2,000,000	2,000,000
Series B, 0.140%, VRD	11,555,000	11,555,000
Series C, 0.140%, VRD	5,175,000	5,175,000
Series C, 0.140%, VRD	13,240,000	13,240,000
Series C, 0.140%, VRD	14,555,000	14,555,000
Series D, 0.140%, VRD	5,050,000	5,050,000
Series D, 0.230%, VRD	1,525,000	1,525,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series E, 0.140%, VRD	$900,000	$900,000
Series E, 0.140%, VRD	2,000,000	2,000,000
Series G, 0.140%, VRD	4,650,000	4,650,000
Series G, 0.140%, VRD	8,340,000	8,340,000
Series G, 0.140%, VRD	17,445,000	17,445,000
Series H, 0.140%, VRD	16,975,000	16,975,000
Series I, 0.140%, VRD	6,700,000	6,700,000
Series K, 0.140%, VRD	23,550,000	23,550,000
Series L, 0.140%, VRD	11,070,000	11,070,000

		161,555,000

Missouri—2.8%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 0.200%, VRD	10,000,000	10,000,000
Series C-5, 0.210%, VRD	4,275,000	4,275,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.140%, VRD	6,805,000	6,805,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A, 0.150%, VRD	3,800,000	3,800,000
Series B, 0.150%, VRD	7,300,000	7,300,000
Series B, 0.160%, VRD	2,900,000	2,900,000
Series C, 0.140%, VRD	10,900,000	10,900,000
Series C, 0.140%, VRD	11,100,000	11,100,000
Series D, 0.140%, VRD	2,500,000	2,500,000
St. Charles County Public Water Supply District No. 2 Certificates of Participation Revenue Refunding, Series A, 0.200%, VRD	13,175,000	13,175,000

		72,755,000

	Face amount	Value
Municipal bonds—(continued)
Nebraska—0.6%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 0.170%, VRD	$15,350,000	$15,350,000

New Hampshire—1.0%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 0.150%, VRD	26,055,000	26,055,000

New Jersey—0.0%†
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.200%, VRD	1,100,000	1,100,000

New York—24.3%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.230%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund 0.180%, VRD	10,000,000	10,000,000
Subseries A-1, 0.150%, VRD	42,950,000	42,950,000
Subseries B-1, 0.210%, VRD	11,250,000	11,250,000
Subseries E-1, 0.160%, VRD	25,870,000	25,870,000
Subseries E-4, 0.250%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.160%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.140%, VRD	17,700,000	17,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.200%, VRD	1,700,000	1,700,000
Series BB-5, 0.150%, VRD	4,300,000	4,300,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.150%, VRD	83,980,000	83,980,000
Series DD-2, 0.160%, VRD	7,100,000	7,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.250%, VRD	21,190,000	21,190,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
New York—(continued)
Subseries A-4, 0.180%, VRD	$54,750,000	$54,750,000
Subseries C-6, 0.280%, VRD	4,000,000	4,000,000
Subseries D-4, 0.140%, VRD	26,015,000	26,015,000
Subseries E-4, 0.160%, VRD	18,840,000	18,840,000
New York City, GO Bonds,
Subseries B-3, 0.210%, VRD	8,300,000	8,300,000
Subseries D-4, 0.150%, VRD	36,725,000	36,725,000
Subseries L-4, 0.160%, VRD	45,175,000	45,175,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.210%, VRD	59,745,000	59,745,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.140%, VRD	3,595,000	3,595,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.200%, VRD	35,395,000	35,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A, 0.160%, VRD	1,305,000	1,305,000
Series B, 0.160%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.250%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.250%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.210%, VRD	4,035,000	4,035,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.130%, VRD	2,505,000	2,505,000
Triborough Bridge & Tunnel Authority Revenue (General),
Series 2005B-4C, 0.160%, VRD	24,185,000	24,185,000
Series A, 0.250%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series C, 0.120%, VRD	$5,770,000	$5,770,000
Series F, 0.100%, VRD	8,510,000	8,510,000
Subseries B-2, 0.100%, VRD	13,625,000	13,625,000
Subseries B-3, 0.140%, VRD	4,975,000	4,975,000

		624,765,000

North Carolina—1.1%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.150%, VRD	18,970,000	18,970,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 0.170%, VRD	8,410,000	8,410,000

		27,380,000

Ohio—4.5%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group),
Series A-R, 0.210%, VRD	9,900,000	9,900,000
Series B-R, 0.210%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.180%, VRD	21,300,000	21,300,000
Ohio (Common Schools), GO Bonds,
Series A, 0.200%, VRD	1,845,000	1,845,000
Series B, 0.200%, VRD	1,675,000	1,675,000
Series D, 0.230%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System),
Series D-1, 0.150%, VRD	30,240,000	30,240,000
Series D-1, 0.230%, VRD	3,170,000	3,170,000
Series E, 0.120%, VRD	22,350,000	22,350,000

		115,145,000

Pennsylvania—2.4%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.120%, VRD	14,325,000	14,325,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.230%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.230%, VRD	14,045,000	14,045,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.200%, VRD	2,800,000	2,800,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.230%, VRD	19,920,000	19,920,000

		60,690,000

Rhode Island—0.0%†
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.250%, VRD	900,000	900,000

South Carolina—0.5%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20[2]	3,240,000	3,310,567
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,134,440

		11,445,007

Tennessee—1.4%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.150%, VRD	12,000,000	12,000,000
0.150%, VRD	25,100,000	25,100,000

		37,100,000

Texas—14.5%
Austin Water & Wastewater Systems Revenue Refunding 0.220%, VRD	7,375,000	7,375,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.160%, VRD	33,065,000	33,065,000
Subseries C-2, 0.160%, VRD	14,050,000	14,050,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2, 0.160%, VRD	22,005,000	22,005,000
Series A-1, 0.160%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding (Senior Lien) 0.250%, VRD	$1,760,000	$1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.210%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.150%, VRD	33,600,000	33,600,000
0.150%, VRD	34,125,000	34,125,000
0.150%, VRD	48,365,000	48,365,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.140%, VRD	450,000	450,000
Texas State Veteran, GO Bonds 0.250%, VRD	22,880,000	22,880,000
0.260%, VRD	5,000,000	5,000,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	50,429,645
University of Texas Permanent University (Funding System), Series A, 0.200%, VRD	6,015,000	6,015,000
University of Texas Permanent University Fund Revenue (System), Series A, 0.200%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems),
Series B, 0.170%, VRD	4,270,000	4,270,000
Series B, 0.170%, VRD	22,525,000	22,525,000
University of Texas University Revenue Refunding (Financing System), Series B, 0.200%, VRD	48,205,000	48,205,000

		373,799,645

Utah—0.5%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C, 0.150%, VRD	9,545,000	9,545,000
Series C, 0.160%, VRD	295,000	295,000
Series D, 0.150%, VRD	4,075,000	4,075,000

		13,915,000

Virginia—1.9%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.200%, VRD	31,660,000	31,660,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 0.210%, VRD	$18,055,000	$18,055,000

		49,715,000

Washington—0.4%
Port of Tacoma WA Revenue, Series B, 0.250%, VRD	9,400,000	9,400,000

Wisconsin—4.3%
Public Finance Authority Hospital Revenue (Wakemed),
Series B, 0.260%, VRD	7,900,000	7,900,000
Series C, 0.180%, VRD	54,595,000	54,595,000
Wisconsin Health & Educational Facilities Authority Revenue,
Series A, 0.180%, VRD	16,200,000	16,200,000
Series B, 0.250%, VRD	32,800,000	32,800,000

		111,495,000

Wyoming—0.2%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 0.140%, VRD	4,875,000	4,875,000
Total Municipal bonds (cost—$2,415,546,964)		2,415,546,964

Tax-exempt commercial paper—6.1%
Colorado—0.4%
University of Colorado Regents 1.060%, due 06/03/20	10,800,000	10,800,000

Illinois—0.8%
Illinois Educational Facilities Authority Revenue 0.400%, due 05/01/20	20,000,000	20,000,000

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Maryland—0.6%
Montgomery County 1.180%, due 05/14/20	$10,000,000	$10,000,000
1.220%, due 05/07/20	7,250,000	7,250,000

		17,250,000

Massachusetts—0.4%
Massachusetts State Health & Educational Facilities Authority Revenue 1.060%, due 07/16/20	10,000,000	10,000,000

Ohio—0.9%
Ohio State Higher Education 1.050%, due 06/25/20	10,000,000	10,000,000
1.100%, due 06/02/20	8,300,000	8,300,000
1.300%, due 06/18/20	5,000,000	5,000,000

		23,300,000

Texas—3.0%
Harris County Cultural Educational Facilities 0.210%, due 05/01/20	5,000,000	5,000,000
1.150%, due 05/19/20	15,000,000	15,000,000
Lower Colorado River Authority 0.980%, due 05/20/20	17,119,000	17,119,000
University of Texas 0.380%, due 06/10/20	25,000,000	25,000,000
0.970%, due 05/19/20	6,000,000	6,000,000
1.150%, due 06/01/20	9,000,000	9,000,000

		77,119,000
Total tax-exempt commercial paper (cost—$158,469,000)		158,469,000
Total investments (cost—$2,574,015,964 which approximates cost for federal income tax purposes)—100.0%		2,574,015,964

Liabilities in excess of other assets—(0.00)%†		(433,298)
Net assets—100.0%		2,573,582,666

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,415,546,964	$—	$2,415,546,964
Tax-exempt commercial paper	—	158,469,000	—	158,469,000
Total	$—	$2,574,015,964	$—	$2,574,015,964

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,890,000, represented 0.3% of the Fund’s net assets at period end.

[2]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2020 and reset periodically.

See accompanying notes to financial statements

Master Trust

Statement of assets and liabilities

April 30, 2020

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$13,288,027,148	$54,867,634	$10,403,843,402	$21,920,896,702	$5,924,423,699	$2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
	16,765,027,148	72,867,634	17,758,843,402	34,774,096,702	7,576,623,699	2,574,015,964

Investments, at value
Investments	13,291,891,359	54,914,816	10,403,843,402	21,920,896,702	5,924,423,699	2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
Cash	2,190,032	686,743	826,905	3,709,641	220,273	—
Receivable for investments sold	—	—	—	—	—	13,798,566
Receivable for interest	7,649,125	7,487	4,309,315	28,551,641	2,849,884	3,055,824
Receivable from affiliate	—	2,654	—	—	—	—
Total assets	16,778,730,516	73,611,700	17,763,979,622	34,806,357,984	7,579,693,856	2,590,870,354

Liabilities:
Payable for investments purchased	256,707,786	—	—	—	83,904,994	11,310,567
Payable to affiliate	1,268,852	—	1,304,252	2,637,211	557,972	254,350
Payable to custodian	—	—	—	—	—	5,722,771
Total liabilities	257,976,638	—	1,304,252	2,637,211	84,462,966	17,287,688
Net assets, at value	$16,520,753,878	$73,611,700	$17,762,675,370	$34,803,720,773	$7,495,230,890	$2,573,582,666

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the period ended April 30, 2020

	Prime Master Fund	ESG Prime Master Fund[1]	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$371,975,065	$134,921	$254,627,039	$340,641,365	$126,193,189	$29,976,999
Expenses:
Investment advisory and administration fees	18,508,999	8,148	13,698,204	20,391,384	6,503,909	2,294,610
Trustees’ fees and expenses	80,340	2,654	65,354	98,785	36,368	22,444
Total expenses	18,589,339	10,802	13,763,558	20,490,169	6,540,277	2,317,054
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(10,802)	—	—	—	—
Net expenses	18,589,339	—	13,763,558	20,490,169	6,540,277	2,317,054
Net investment income (loss)	353,385,726	134,921	240,863,481	320,151,196	119,652,912	27,659,945
Net realized gain (loss)	112,142	—	481,629	19,268	73,339	—
Net change in unrealized appreciation (depreciation)	3,093,263	47,182	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$356,591,131	$182,103	$241,345,110	$320,170,464	$119,726,251	$27,659,945

[1]	Commenced operations on January 15, 2020.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$353,385,726	$285,653,069
Net realized gain (loss)	112,142	41,014
Net change in unrealized appreciation (depreciation)	3,093,263	510,868
Net increase (decrease) in net assets resulting from operations	356,591,131	286,204,951
Net increase (decrease) in net assets from beneficial interest transactions	385,003,117	7,717,303,802
Net increase (decrease) in net assets	741,594,248	8,003,508,753
Net assets:

Beginning of year	15,779,159,630	7,775,650,877
End of year	$16,520,753,878	$15,779,159,630

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$134,921
Net change in unrealized appreciation (depreciation)	47,182
Net increase (decrease) in net assets resulting from operations	182,103
Net increase (decrease) in net assets from beneficial interest transactions	73,429,597
Net increase (decrease) in net assets	73,611,700
Net assets:

Beginning of period	—
End of period	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$240,863,481	$311,128,479
Net realized gain (loss)	481,629	253,159
Net increase (decrease) in net assets resulting from operations	241,345,110	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	3,242,842,988	(1,709,825,456)
Net increase (decrease) in net assets	3,484,188,098	(1,398,443,818)
Net assets:

Beginning of year	14,278,487,272	15,676,931,090
End of year	$17,762,675,370	$14,278,487,272

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$320,151,196	$362,463,120
Net realized gain (loss)	19,268	685
Net increase (decrease) in net assets resulting from operations	320,170,464	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	17,260,860,340	(1,169,718,825)
Net increase (decrease) in net assets	17,581,030,804	(807,255,020)
Net assets:

Beginning of year	17,222,689,969	18,029,944,989
End of year	$34,803,720,773	$17,222,689,969

	Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$119,652,912	$81,554,858
Net realized gain (loss)	73,339	—
Net increase (decrease) in net assets resulting from operations	119,726,251	81,554,858
Net increase (decrease) in net assets from beneficial interest transactions	2,493,874,372	2,429,739,812
Net increase (decrease) in net assets	2,613,600,623	2,511,294,670
Net assets:

Beginning of year	4,881,630,267	2,370,335,597
End of year	$7,495,230,890	$4,881,630,267

	Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$27,659,945	$35,793,099
Net increase (decrease) in net assets resulting from operations	27,659,945	35,793,099
Net increase (decrease) in net assets from beneficial interest transactions	269,819,731	(1,087,651,672)
Net increase (decrease) in net assets	297,479,676	(1,051,858,573)
Net assets:

Beginning of year	2,276,102,990	3,327,961,563
End of year	$2,573,582,666	$2,276,102,990

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[1]	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of year (000’s)	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.00%[2]
Net investment income (loss)	1.24%[2]
Supplemental data:
Total investment return[3]	0.47%
Net assets, end of period (000’s)	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[1]	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of year (000’s)	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[1]	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of year (000’s)	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements. During the year ended April 30, 2020, ASU 2017-08 update did not have an impact on the Master Funds.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

Master Trust

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

Master Trust

Notes to financial statements

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Master Fund’s investments. The extent of the impact to the financial performance of the Master Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,268,852
ESG Prime Master Fund	(2,654)
Government Master Fund	1,304,252
Treasury Master Fund	2,637,211
Prime CNAV Master Fund	557,972
Tax-Free Master Fund	254,350

Master Trust

Notes to financial statements

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and during the year ended April 30, 2020, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until August 31, 2020. For the period ended April 30, 2020, UBS AM voluntarily waived and reimbursed $10,802 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	154,231,748
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	119,536,140

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2020	2019
Contributions	$27,421,906,839	$23,302,510,554
Withdrawals	(27,036,903,722)	(15,585,206,752)
Net increase (decrease) in beneficial interest	$385,003,117	$7,717,303,802

Master Trust

Notes to financial statements

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
Contributions	$120,503,658
Withdrawals	(47,074,061)
Net increase (decrease) in beneficial interest	$73,429,597

[1]	Commencement of operations.

Government Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$46,835,779,003	$41,871,149,616
Withdrawals	(43,592,936,015)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$3,242,842,988	$(1,709,825,456)

Treasury Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$57,434,681,322	$40,183,445,154
Withdrawals	(40,173,820,982)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$17,260,860,340	$(1,169,718,825)

Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$8,693,256,696	$4,397,532,247
Withdrawals	(6,199,382,324)	(1,967,792,435)
Net increase (decrease) in beneficial interest	$2,493,874,372	$2,429,739,812

Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$3,125,085,366	$2,163,610,694
Withdrawals	(2,855,265,635)	(3,251,262,366)
Net increase (decrease) in beneficial interest	$269,819,731	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Master Trust

Notes to financial statements

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$5,963,416
Gross unrealized depreciation	(2,099,205)
Net unrealized appreciation	$3,864,211

ESG Prime Master Fund

Gross unrealized appreciation	$52,917
Gross unrealized depreciation	(5,735)
Net unrealized appreciation	$47,182

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for Government Master Fund, Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”) (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
Prime CNAV Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period from January 19, 2016 (commencement of operations) through April 30, 2016
Government Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also

Master Trust

Report of independent registered public accounting firm

included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on September 24-25, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the management contract (the “Management Contract”) of the Trust with respect to its series, ESG Prime Master Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had received information from UBS AM, including information about UBS AM, as well as the proposed advisory, administrative and distribution arrangements for the Master Fund. The board also received a memorandum discussing the proposed Management Contract. The Independent Trustees also considered a memorandum previously provided by their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services to be provided under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services to be provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the corresponding “feeder funds” that will invest in the Master Fund (the “Feeder Funds”). The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex (the “NY Funds”), including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services provided to the NY Funds. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the NY Funds’ affairs and UBS AM’s role in coordinating and overseeing providers of other services to the NY Funds, including other NY Funds that were money market funds organized in master-feeder structures (the “Master-Feeder Money Funds”). The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the NY Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM who would be responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons proposed to be primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly. The board considered that the global UBS Asset Management business has dedicated significant resources to its sustainable investing business and had a team of global investment professionals dedicated to sustainable investing. The board noted that the UBS Asset Management division, which includes UBS AM, had approximately $17 billion in assets under management focused on sustainable investing as of December 2018. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board noted that UBS AM was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract were appropriate and consistent with the operational requirements of the Master Fund.

Proposed management fees and estimated expense ratios—The board reviewed and considered the proposed management fee payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services proposed to be provided by UBS AM. In conducting its review, the board noted that under the master-feeder structure, the Master Fund would pay an investment advisory and administration fee to

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

UBS AM, and, in turn, each Feeder Fund would bear its corresponding expenses in proportion to its investment in the Master Fund. In addition, the board also reviewed and considered the proposed fee waiver and/or expense reimbursement arrangements for the Feeder Funds and considered the estimated actual management fee rate (after taking the proposed waivers and/or reimbursements into account). The board considered that the proposed management fee payable by the Master Fund and the fee waiver and expense reimbursement arrangements for the Feeder Funds were substantially similar to those of the corresponding Select Prime Master-Feeder Money Funds, which the board had reviewed and approved at a meeting held on July 23-24, 2019.

In light of the foregoing, the board determined that the proposed management fee was reasonable in light of the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract.

Master Fund performance—As the Master Fund had not yet commenced operations, the board was not able to review the Master Fund’s performance.

UBS AM profitability—The board noted that UBS AM could not report any financial results from its relationship with the Master Fund because the Master Fund had not yet commenced investment operations, and thus, the board could not evaluate the profitability of the Master Fund.

Economies of scale—The board discussed whether economies of scale would be realized by UBS AM with respect to the Master Fund, as its asset base grows, and the extent to which this is reflected in the level of the proposed management fee to be charged by UBS AM to the Master Fund. The board noted that, as the Master Fund had not yet commenced investment operations, economies of scale were not likely to be realized in the near future. The board considered the uncertainty of the estimated asset levels and was mindful of the renewal requirements for advisory agreements and their ability to review the Master Fund’s management fee, including in connection with the annual consideration of the Management Contract after its initial term.

Other potential benefits to UBS AM—The board considered other potential benefits to UBS AM and its affiliates as a result of their anticipated relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ potential shareholders. In light of the estimated costs of providing investment advisory, administrative and other services to the Master Fund, the estimated costs of providing administrative services to the Feeder Funds, and UBS AM’s ongoing general commitment to the NY Funds, the profits and other ancillary benefits that UBS AM and its affiliates may receive were expected to be reasonable in relation to the nature and quality of the services that were to be provided.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

Master Trust

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 2007	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2007 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 58	Vice President and Secretary	Since 2007 (Vice President) and Since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $284,523 and $242,723, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $14,310 and $14,310, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2019 and 2018 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $41,950 and $0 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2020 and April 30, 2019, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2020, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate fees billed by E&Y of $233,000 and $211,550, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2020	2019
Covered Services	$56,260	$14,310
Non-Covered Services	176,740	197,240

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certificationsof principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosurepursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 9, 2020

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 9, 2020